Legal Proceeding	12 Months Ended
Jun. 30, 2016
Disclosure Text Block [Abstract]
Legal Matters and Contingencies [Text Block]	Note 19 – Legal Proceeding There had been no legal proceedings in which the Company is a party as at June 30, 2016.